Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares						Fair Value

	CLOSED END FUND - 0.1%
	DEBT FUND - 0.1%
16,488	BlackRock Floating Rate Income Strategies Fund, Inc.					$ 204,946
	TOTAL CLOSED END FUND (Cost $234,517)					204,946

	EXCHANGE TRADED FUND - 0.2%
	DEBT FUND - 0.2%
16,900	Invesco Senior Loan ETF					375,518
	TOTAL EXCHANGE TRADED FUND (Cost $420,719)					375,518

	MUTUAL FUNDS - 9.6%
	DEBT FUNDS - 9.6%
784,343	Fidelity Floating Rate High Income Fund - Institutional Class					7,325,765
670,402	Vanguard Short-Term Investment Grade Fund - Admiral Shares					7,387,825
	TOTAL MUTUAL FUNDS (Cost $14,671,465)					14,713,590

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	ASSET BACKED SECURITIES - 20.7%
	COLLATERALIZED LOAN OBLIGATIONS - 17.0%
$ 850,000	ACIS CLO 2017-7A B Ltd. ^~	1.9644	5/1/2027	Quarterly US LIBOR	+1.75%	851,062
1,000,000	AMMC CLO XI 2012-11A CR2 Ltd. ^~	2.1144	4/30/2031	Quarterly US LIBOR	+1.90%	995,896
2,000,000	Arch Street CLO 2016-2A ER Ltd. ^~	6.5240	10/20/2028	Quarterly US LIBOR	+6.30%	1,674,666
2,000,000	Catamaran CLO 2013-1A FR Ltd. ^~	7.3629	1/27/2028	Quarterly US LIBOR	+7.15%	1,604,542
2,000,000	Cathedral Lake CLO 2013-1A BR Ltd. ^~	2.5413	10/15/2029	Quarterly US LIBOR	+2.30%	1,971,154
500,500	Crown Point CLO IV 2018-4A B Ltd. ^~	1.7240	4/20/2031	Quarterly US LIBOR	+1.50%	495,076
1,000,000	Denali Capital CLO XI 2015-1A DR Ltd. ^~	5.8340	10/20/2028	Quarterly US LIBOR	+5.61%	902,991
1,000,000	Elevation CLO 2017-7A C Ltd. ^~	2.1413	7/15/2030	Quarterly US LIBOR	+1.90%	985,099
1,000,000	Fortress Credit BSL IV 2017-1A C Ltd. ^~	2.7152	10/26/2029	Quarterly US LIBOR	+2.50%	1,003,760
1,000,000	Halcyon Loan Advisors Funding 2015-1A CR Ltd. ^~	2.2234	4/20/2027	Quarterly US LIBOR	+2.00%	997,697
1,500,000	Halcyon Loan Advisors Funding 2015-2A E Ltd. ^~	5.9177	7/25/2027	Quarterly US LIBOR	+5.70%	1,111,158
2,131,438	Halcyon Loan Advisors Funding 2015-3A D Ltd. ^~	6.1734	10/18/2027	Quarterly US LIBOR	+5.95%	1,379,816
500,000	KVK CLO 2018-1A B Ltd. ^~	1.8737	5/20/2029	Quarterly US LIBOR	+1.65%	500,100
2,400,000	Man GLG US CLO 2018-1A BR ^~	2.1940	4/22/2030	Quarterly US LIBOR	+1.97%	2,362,457
2,584,621	Oaktree CLO 2014-1A DR ^~	6.5206	5/13/2029	Quarterly US LIBOR	+6.30%	2,237,072
2,000,000	Sound Point CLO II 2013-1A A3R Ltd. ^~	2.0653	1/26/2031	Quarterly US LIBOR	+1.85%	1,949,526
520,000	Steele Creek CLO 2014-1RA B Ltd. ^~	1.7236	4/21/2031	Quarterly US LIBOR	+1.50%	513,525
2,000,000	Venture XVI CLO 2014-16A ERR Ltd. ^~	5.2712	1/15/2028	Quarterly US LIBOR	+5.03%	1,559,148
1,800,000	Zais CLO 1 2014-1A BR Ltd. ^~	2.8412	4/15/2028	Quarterly US LIBOR	+2.60%	1,735,832
1,380,000	Zais CLO 5 2016-2A A2 Ltd. ^~	2.6413	10/15/2028	Quarterly US LIBOR	+2.40%	1,375,877
						26,206,454
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
187,359	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035			29,573
4,692	Banc of America Funding 2004-D Trust #	3.3726	6/25/2034			4,817
6,701	Banc of America Mortgage 2004-A Trust #	3.9011	2/25/2034			6,835
11,136,901	BCAP LLC Trust 2007-AA2 #	0.4352	4/25/2037			143,538
16,152	Bear Stearns ARM Trust 2003-4 #	2.7227	7/25/2033			16,781
15,783	Bear Stearns Asset Backed Securities Trust 2003-AC5 <	5.5000	10/25/2033			16,356
10,328	Chase Mortgage Finance Trust Series 2007-A1 #	3.3867	2/25/2037			10,495
40,190	CHL Mortgage Pass-Through Trust 2004-7 #	3.3631	5/25/2034			41,561
12,499	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			12,535
11,704	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 ~	0.5800	6/25/2034	Monthly US LIBOR	+0.45%	11,077
19,848	GSR Mortgage Loan Trust 2004-14 #	2.8111	12/25/2034			20,552
259,623	GSR Mortgage Loan Trust 2004-2F ~	7.5200	1/25/2034	Monthly US LIBOR	+7.65%	24,908
18,476	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			18,436
61,915	Impac CMB Trust Series 2004-4 ~	1.0300	9/25/2034	Monthly US LIBOR	+0.90%	58,990
9,091	Impac CMB Trust Series 2004-5 ~	1.0500	10/25/2034	Monthly US LIBOR	+0.92%	9,605
53,479	Impac CMB Trust Series 2004-6 ~	0.9550	10/25/2034	Monthly US LIBOR	+0.83%	56,045
52,548	JP Morgan Mortgage Trust 2005-A1#	3.3010	2/25/2035			50,635
16,508	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			17,637
702,143	MASTR Alternative Loan Trust 2007-HF1	7.0000	10/25/2047			181,320
25,678	Morgan Stanley Mortgage Loan Trust 2004-10AR #	2.5959	11/25/2034			25,407
9,565	Morgan Stanley Mortgage Loan Trust 2004-7AR #	2.8488	9/25/2034			9,687
29,608	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			29,016
16,759	Structured Asset Securities Corp. #	4.0202	9/25/2026			17,009
82,742	Wilshire Funding Corp. #	7.2500	8/25/2027			82,960
						895,775
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	ASSET BACKED SECURITIES - 20.7% (Continued)
	HOME EQUITY - 2.0%
$ 62,869	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1 <	8.0880	6/25/2031			$ 68,294
32,856	AFC Trust Series 2000-1 ~	0.8600	3/25/2030	Monthly US LIBOR	+0.73%	32,604
2,269	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11 <	4.9795	12/25/2033			2,420
117,374	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 ~	2.6050	11/25/2033	Monthly US LIBOR	+2.48%	118,552
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 ~	6.1300	10/25/2034	Monthly US LIBOR	+4.00%	138,931
408,579	Bear Stearns Asset Backed Securities I Trust 2004-FR3 ~	2.2300	9/25/2034	Monthly US LIBOR	+2.10%	404,498
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7 ~	2.8300	8/25/2034	Monthly US LIBOR	+2.70%	238,760
15,591	Bear Stearns Asset Backed Securities Trust 2003-ABF1 ~	0.8700	1/25/2034	Monthly US LIBOR	+0.74%	14,682
155,469	CDC Mortgage Capital Trust 2004-HE1 ~	1.9300	6/25/2034	Monthly US LIBOR	+1.80%	163,056
195,548	CDC Mortgage Capital Trust 2004-HE3 ~	1.9300	11/25/2034	Monthly US LIBOR	+1.80%	184,105
59,206	Credit Suisse First Boston Mortgage Securities Corp. <	6.9900	2/25/2031			62,894
33,713	GSAA Trust <	5.2950	11/25/2034			34,456
64,512	Home Equity Asset Trust ~	2.2800	3/25/2034	Monthly US LIBOR	+2.15%	64,986
455,054	Home Equity Asset Trust 2004-4 ~	2.0800	10/25/2034	Monthly US LIBOR	+1.95%	456,475
11,690	Meritage Mortgage Loan Trust 2003-1 ~	2.4550	11/25/2033	Monthly US LIBOR	+2.33%	12,198
28,884	Meritage Mortgage Loan Trust 2003-1 ~	2.8300	11/25/2033	Monthly US LIBOR	+2.70%	29,237
26,900	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 ~	2.3050	7/25/2034	Monthly US LIBOR	+2.18%	26,415
54,399	New Century Home Equity Loan Trust ^~	1.2550	10/25/2033	Monthly US LIBOR	+1.13%	53,450
54,435	New Century Home Equity Loan Trust Series 2003-B ~	2.6050	11/25/2033	Monthly US LIBOR	+2.48%	54,702
20,536	NovaStar Mortgage Funding Trust Series 2003-4 ~	1.1950	2/25/2034	Monthly US LIBOR	+1.07%	20,529
1,843	NovaStar Mortgage Funding Trust Series 2004-1 ~	1.7050	6/25/2034	Monthly US LIBOR	+1.58%	1,827
172,480	NovaStar Mortgage Funding Trust Series 2004-2 ~	2.3800	9/25/2034	Monthly US LIBOR	+2.25%	173,476
16,798	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 ~	0.7700	8/25/2033	Monthly US LIBOR	+0.64%	16,636
76,674	RASC Series 2003-KS4 Trust <	5.1100	6/25/2033			79,112
150,093	Saxon Asset Securities Trust 2002-1 ~	1.9300	11/25/2031	Monthly US LIBOR	+1.80%	142,540
25,536	Saxon Asset Securities Trust 2003-3 ~	2.5300	12/25/2033	Monthly US LIBOR	+2.40%	25,652
38,071	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	1.7800	2/25/2034	Monthly US LIBOR	+1.65%	38,822
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	2.1550	2/25/2034	Monthly US LIBOR	+2.03%	258,149
48,210	Security National Mortgage Loan Trust 2007-1 ^~	0.4800	4/25/2037	Monthly US LIBOR	+0.35%	48,213
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE ~	2.2800	7/25/2034	Monthly US LIBOR	+2.15%	113,587
						3,079,258
	MANUFACTURED HOUSING - 0.0% >
15,076	Conseco Finance Corp. #	7.2200	3/15/2028			15,691

	RESIDENTIAL MORTGAGE - 1.1%
9,509	Bear Stearns Asset Backed Securities Trust 2003-SD3 ~	2.9800	10/25/2033	Monthly US LIBOR	+2.85%	9,509
6,941	Bravo Mortgage Asset Trust ^~	0.3700	7/25/2036	Monthly US LIBOR	+0.24%	6,932
60,006	Carrington Mortgage Loan Trust Series 2004-NC2 ~	1.9300	8/25/2034	Monthly US LIBOR	+1.80%	65,264
176,022	Countrywide Asset-Backed Certificates ~	0.6300	8/25/2034	Monthly US LIBOR	+0.50%	167,243
67,132	Countrywide Asset-Backed Certificates ^~	3.5050	3/25/2032	Monthly US LIBOR	+3.38%	70,631
175,724	Credit-Based Asset Servicing and Securitization LLC ~	1.8550	7/25/2035	Monthly US LIBOR	+1.73%	176,557
135,878	Credit-Based Asset Servicing and Securitization LLC ~	2.9050	3/25/2034	Monthly US LIBOR	+2.78%	140,194
48,367	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 ~	1.0300	11/25/2034	Monthly US LIBOR	+0.90%	47,373
33,505	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 ~	1.3300	11/25/2034	Monthly US LIBOR	+1.20%	33,306
17,897	Equity One Mortgage Pass-Through Trust 2002-5 <	5.8030	11/25/2032			18,735
203,970	Finance America Mortgage Loan Trust 2004-2 ~	1.1050	8/25/2034	Monthly US LIBOR	+0.98%	198,593
30,820	Finance America Mortgage Loan Trust 2004-2 ~	2.2300	8/25/2034	Monthly US LIBOR	+2.10%	29,911
25,468	First Franklin Mortgage Loan Trust 2002-FF1 ~	1.2797	4/25/2032	Monthly US LIBOR	+1.13%	25,567
52,100	Long Beach Mortgage Loan Trust 2003-2 ~	2.9800	6/25/2033	Monthly US LIBOR	+2.85%	52,508
13,075	Long Beach Mortgage Loan Trust 2004-1 ~	0.9550	2/25/2034	Monthly US LIBOR	+0.83%	13,075
101,001	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 ~	1.8550	7/25/2034	Monthly US LIBOR	+1.73%	100,120
215,578	RAMP Series 2002-RS3 Trust ~	1.1050	6/25/2032	Monthly US LIBOR	+0.98%	186,555
85,936	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 ~	1.3300	10/25/2035	Monthly US LIBOR	+1.20%	84,690
109,279	Structured Asset Securities Corp. 2005-WF1 ~	2.0350	2/25/2035	Monthly US LIBOR	+1.91%	107,600
143,305	Structured Asset Securities Corp. 2005-WF1 ~	2.1850	2/25/2035	Monthly US LIBOR	+2.06%	128,932
						1,663,295
	TOTAL ASSET BACKED SECURITIES (Cost $33,921,591)					31,860,473
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0%
$ 715,032	Fannie Mae Interest Strip *	3.0000	11/25/2043			$ 93,095
457,568	Fannie Mae Interest Strip *	3.5000	11/25/2041			41,876
1,921,826	Fannie Mae Interest Strip *	3.5000	12/25/2042			302,021
326,269	Fannie Mae Interest Strip #*	4.0000	7/25/2042			47,804
294,537	Fannie Mae Interest Strip #*	4.0000	11/25/2041			42,838
659,106	Fannie Mae Interest Strip *	4.5000	7/25/2037			90,165
222,115	Fannie Mae Interest Strip #*	4.5000	11/25/2039			34,873
865,397	Fannie Mae Interest Strip #*	4.5000	10/25/2040			157,071
626,080	Fannie Mae Interest Strip #*	4.5000	11/25/2040			98,567
980,608	Fannie Mae Interest Strip #*	4.5000	7/25/2042			189,980
2,452,797	Fannie Mae Interest Strip *	5.0000	12/25/2040			429,308
498,646	Fannie Mae Interest Strip #*	5.5000	5/25/2039			92,030
522,566	Fannie Mae Interest Strip #*	6.0000	5/25/2039			104,113
13,732,431	Fannie Mae REMICS ~*	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	21,675
150,487	Fannie Mae REMICS *	3.0000	8/25/2030			1,829
1,114,900	Fannie Mae REMICS *	3.5000	5/25/2044			44,250
1,996,638	Fannie Mae REMICS *	3.5000	12/25/2044			101,415
1,412,281	Fannie Mae REMICS *	3.5000	11/25/2045			58,252
841,020	Fannie Mae REMICS *	3.5000	2/25/2046			36,858
307,218	Fannie Mae REMICS *	3.5000	10/25/2047			18,681
1,712,965	Fannie Mae REMICS *	3.5000	12/25/2047			111,525
2,219,574	Fannie Mae REMICS *	3.5000	8/25/2049			164,126
2,408,813	Fannie Mae REMICS *	4.0000	4/25/2041			103,011
1,161,225	Fannie Mae REMICS *	4.0000	10/25/2041			63,994
841,135	Fannie Mae REMICS *	4.0000	5/25/2044			7,339
757,863	Fannie Mae REMICS *	4.0000	5/25/2047			22,702
849,440	Fannie Mae REMICS *	4.0000	10/25/2047			43,540
2,880,292	Fannie Mae REMICS *	4.0000	3/25/2048			318,847
1,548,962	Fannie Mae REMICS *	4.0000	5/25/2048			130,753
1,068,125	Fannie Mae REMICS *	4.5000	2/25/2043			115,711
603,445	Fannie Mae REMICS *	4.5000	9/25/2043			47,013
830,370	Fannie Mae REMICS *	4.5000	12/25/2047			101,585
1,404,377	Fannie Mae REMICS *	4.5000	10/25/2048			128,049
294,255	Fannie Mae REMICS ~*	4.5979	4/25/2045	Monthly US LIBOR	+6.15%	60,090
430,698	Fannie Mae REMICS *	5.0000	11/25/2038			39,627
906,251	Fannie Mae REMICS #*	5.0000	1/25/2040			166,329
4,778,952	Fannie Mae REMICS ~*	5.8520	11/25/2041	Monthly US LIBOR	+6.00%	634,187
2,599,074	Fannie Mae REMICS ~*	5.8520	10/25/2043	Monthly US LIBOR	+6.00%	415,207
985,329	Fannie Mae REMICS *	6.0000	12/25/2039			158,656
4,377,371	Fannie Mae REMICS *	6.0000	6/25/2045			1,095,687
248,952	Fannie Mae REMICS ~*	6.0000	8/25/2042	Monthly US LIBOR	+6.00%	49,019
339,798	Fannie Mae REMICS ~*	6.0020	2/25/2043	Monthly US LIBOR	+6.15%	62,000
322,665	Fannie Mae REMICS ~*	6.3200	9/25/2037	Monthly US LIBOR	+6.45%	67,245
293,267	Fannie Mae REMICS ~*	6.3200	12/25/2037	Monthly US LIBOR	+6.45%	66,754
312,717	Fannie Mae REMICS ~*	6.4200	6/25/2038	Monthly US LIBOR	+6.55%	8,134
2,002,456	Fannie Mae REMICS ~*	6.4700	10/25/2040	Monthly US LIBOR	+6.60%	333,497
880,403	Fannie Mae REMICS ~*	6.5000	11/25/2036	Monthly US LIBOR	+6.63%	201,986
530,390	Fannie Mae REMICS ~*	6.5200	12/25/2036	Monthly US LIBOR	+6.65%	103,331
490,401	Fannie Mae REMICS ~*	6.6120	5/25/2037	Monthly US LIBOR	+6.76%	100,547
7,456,326	Freddie Mac REMICS ~*	0.1000	9/15/2040	Monthly US LIBOR	+6.10%	23,393
20,105,004	Freddie Mac REMICS #*	0.2085	8/15/2044			190,925
823,973	Freddie Mac REMICS *	3.0000	6/15/2041			37,435
259,493	Freddie Mac REMICS *	3.5000	4/15/2033			10,000
846,956	Freddie Mac REMICS *	3.5000	3/15/2043			24,930
260,245	Freddie Mac REMICS *	3.5000	6/15/2043			5,816
706,755	Freddie Mac REMICS *	3.5000	7/15/2043			37,608
1,585,396	Freddie Mac REMICS *	3.5000	10/15/2043			40,943
277,987	Freddie Mac REMICS *	3.5000	2/15/2044			8,510
424,796	Freddie Mac REMICS *	3.5000	4/15/2044			4,413
326,749	Freddie Mac REMICS *	3.5000	4/15/2046			31,097
913,042	Freddie Mac REMICS *	4.0000	11/15/2039			62,554
242,896	Freddie Mac REMICS *	4.0000	12/15/2041			5,258
1,116,415	Freddie Mac REMICS *	4.0000	4/15/2043			144,880
1,411,987	Freddie Mac REMICS *	4.0000	8/15/2043			25,761
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0% (Continued)
$ 309,056	Freddie Mac REMICS *	4.0000	1/15/2044			$ 5,294
622,748	Freddie Mac REMICS *	4.0000	3/15/2045			77,144
1,510,646	Freddie Mac REMICS *	4.0000	12/15/2046			189,711
678,181	Freddie Mac REMICS *	4.0000	5/15/2048			62,006
1,730,290	Freddie Mac REMICS *	4.5000	12/15/2044			47,198
274,135	Freddie Mac REMICS *	4.5000	7/15/2046			6,079
2,166,049	Freddie Mac REMICS *	4.5000	9/15/2048			415,502
629,274	Freddie Mac REMICS ~*	5.4735	5/15/2045	Monthly US LIBOR	+5.60%	97,523
635,206	Freddie Mac REMICS ~*	5.7735	1/15/2054	Monthly US LIBOR	+5.90%	113,958
1,652,725	Freddie Mac REMICS ~*	5.8735	5/15/2046	Monthly US LIBOR	+6.00%	283,146
326,135	Freddie Mac REMICS ~*	5.9235	7/15/2042	Monthly US LIBOR	+6.05%	74,329
642,877	Freddie Mac REMICS ~*	5.9735	12/15/2044	Monthly US LIBOR	+6.10%	121,121
383,416	Freddie Mac REMICS *	6.0000	10/15/2037			54,595
457,168	Freddie Mac REMICS ~*	6.4235	8/15/2042	Monthly US LIBOR	+6.55%	96,615
2,089,915	Freddie Mac REMICS ~*	6.5235	5/15/2040	Monthly US LIBOR	+6.65%	106,918
586,143	Freddie Mac REMICS ~*	7.5735	7/15/2034	Monthly US LIBOR	+7.70%	59,389
82,365	Freddie Mac REMICS ~	14.5305	12/15/2040	Monthly US LIBOR	+14.91%	140,664
41,867	Freddie Mac REMICS ~	20.6011	2/15/2032	Monthly US LIBOR	+20.93%	62,396
398,558	Freddie Mac Strips #*	4.5000	12/15/2039			55,501
377,346	Freddie Mac Strips #*	4.5000	12/15/2040			57,943
588,897	Freddie Mac Strips #*	4.5000	1/15/2043			105,719
1,030,517	Freddie Mac Strips *	5.0000	6/15/2038			194,914
126,434	Freddie Mac Strips *	6.5000	4/1/2029			21,134
13,508,320	Government National Mortgage Association ~*	0.1500	9/16/2034	Monthly US LIBOR	+6.70%	66,795
18,380,626	Government National Mortgage Association #*	0.2601	10/20/2043			151,192
2,386,798	Government National Mortgage Association ~*	0.5000	6/20/2040			28,819
1,246,067	Government National Mortgage Association #*	1.0000	7/20/2043			25,497
4,444,780	Government National Mortgage Association ~*	1.0000	10/20/2045	Monthly US LIBOR	+31.25%	211,139
1,230,137	Government National Mortgage Association *	3.0000	6/20/2041			71,751
33,742	Government National Mortgage Association *	3.0000	7/20/2041			302
2,536,041	Government National Mortgage Association *	3.0000	8/20/2041			141,031
55,448	Government National Mortgage Association *	3.0000	2/20/2042			688
220,970	Government National Mortgage Association *	3.0000	7/20/2043			8,142
484,943	Government National Mortgage Association *	3.0000	12/20/2044			8,713
372,194	Government National Mortgage Association *	3.0000	4/20/2046			12,890
490,691	Government National Mortgage Association *	3.5000	9/20/2023			9,915
860,566	Government National Mortgage Association *	3.5000	10/20/2039			58,443
132,941	Government National Mortgage Association *	3.5000	1/20/2043			21,812
492,407	Government National Mortgage Association *	3.5000	5/20/2043			72,273
325,241	Government National Mortgage Association *	3.5000	3/20/2044			4,382
175,503	Government National Mortgage Association *	3.5000	4/20/2044			2,967
110,836	Government National Mortgage Association *	3.5000	8/20/2044			479
567,745	Government National Mortgage Association *	3.5000	4/20/2046			79,498
1,295,551	Government National Mortgage Association *	3.5000	9/20/2046			112,712
832,300	Government National Mortgage Association *	3.5000	3/20/2047			50,264
105,215	Government National Mortgage Association *	3.5000	7/20/2047			3,363
1,302,661	Government National Mortgage Association *	3.5000	1/20/2048			81,954
126,233	Government National Mortgage Association *	4.0000	12/16/2026			8,857
303,150	Government National Mortgage Association *	4.0000	12/20/2040			6,951
666,910	Government National Mortgage Association *	4.0000	3/16/2041			70,148
707,295	Government National Mortgage Association *	4.0000	7/20/2045			54,812
390,249	Government National Mortgage Association *	4.0000	6/20/2046			53,593
1,966,355	Government National Mortgage Association *	4.0000	11/20/2047			137,046
1,828,187	Government National Mortgage Association *	4.5000	8/20/2045			253,168
860,502	Government National Mortgage Association *	4.5000	10/16/2045			88,842
1,683,770	Government National Mortgage Association *	4.5000	3/20/2046			108,933
291,508	Government National Mortgage Association *	4.5000	4/20/2046			26,333
139,878	Government National Mortgage Association *	5.0000	3/20/2039			2,676
1,670,756	Government National Mortgage Association *	5.0000	4/20/2040			269,077
378,926	Government National Mortgage Association *	5.0000	10/16/2040			46,063
500,945	Government National Mortgage Association *	5.0000	7/20/2042			50,000
462,045	Government National Mortgage Association *	5.0000	1/20/2043			53,327
666,145	Government National Mortgage Association *	5.0000	11/20/2046			58,233
297,706	Government National Mortgage Association *	5.0000	12/20/2047			59,302
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0% (Continued)
$ 206,513	Government National Mortgage Association ~*	5.4691	9/20/2044	Monthly US LIBOR	+5.60%	$ 37,508
628,067	Government National Mortgage Association ~*	5.4711	6/16/2044	Monthly US LIBOR	+5.60%	127,819
1,415,601	Government National Mortgage Association *	5.5000	2/20/2039			302,994
539,414	Government National Mortgage Association *	5.5000	9/20/2048			75,270
754,428	Government National Mortgage Association *	5.5000	10/20/2048			129,437
699,442	Government National Mortgage Association ~*	5.8691	8/20/2042	Monthly US LIBOR	+6.00%	137,739
1,081,508	Government National Mortgage Association ~*	5.9191	2/20/2049	Monthly US LIBOR	+6.05%	110,462
3,761,710	Government National Mortgage Association ~*	5.9211	12/16/2040	Monthly US LIBOR	+6.05%	736,141
1,446,060	Government National Mortgage Association ~*	5.9691	3/20/2039	Monthly US LIBOR	+6.10%	132,300
673,210	Government National Mortgage Association ~*	5.9691	10/20/2043	Monthly US LIBOR	+6.10%	89,195
305,372	Government National Mortgage Association ~*	5.9691	11/20/2043	Monthly US LIBOR	+6.10%	60,797
1,327,813	Government National Mortgage Association ~*	5.9711	8/16/2043	Monthly US LIBOR	+6.10%	231,228
480,912	Government National Mortgage Association *	6.0000	4/20/2041			82,362
941,231	Government National Mortgage Association ~*	6.0191	7/20/2043	Monthly US LIBOR	+6.15%	164,620
2,408,539	Government National Mortgage Association ~*	6.0211	7/16/2038	Monthly US LIBOR	+6.15%	447,141
501,587	Government National Mortgage Association ~*	6.0691	12/20/2042	Monthly US LIBOR	+6.20%	87,601
2,045,245	Government National Mortgage Association ~*	6.0691	12/20/2047	Monthly US LIBOR	+6.20%	389,782
1,549,904	Government National Mortgage Association ~*	6.1791	2/20/2036	Monthly US LIBOR	+6.31%	283,160
1,377,451	Government National Mortgage Association ~*	6.2711	1/16/2040	Monthly US LIBOR	+6.40%	260,394
1,300,632	Government National Mortgage Association ~*	6.3711	8/16/2039	Monthly US LIBOR	+6.50%	81,242
4,445,733	Government National Mortgage Association ~*	6.4191	10/20/2039	Monthly US LIBOR	+6.55%	1,023,062
3,166,161	Government National Mortgage Association ~*	6.4691	12/20/2039	Monthly US LIBOR	+6.60%	188,102
8,458,056	Government National Mortgage Association ~*	6.5591	10/20/2037	Monthly US LIBOR	+6.69%	1,774,350
270,469	Government National Mortgage Association ~*	6.5711	6/16/2042	Monthly US LIBOR	+6.70%	48,327
389,678	Government National Mortgage Association ~*	6.6191	9/20/2040	Monthly US LIBOR	+6.75%	13,199
3,050,829	Government National Mortgage Association ~*	6.6191	3/20/2043	Monthly US LIBOR	+6.75%	402,338
606,449	Government National Mortgage Association ~*	6.6191	12/20/2045	Monthly US LIBOR	+6.75%	130,551
533,384	Government National Mortgage Association ~*	6.6211	3/16/2042	Monthly US LIBOR	+6.75%	94,673
1,374,470	Government National Mortgage Association ~*	6.6711	5/16/2037	Monthly US LIBOR	+6.80%	323,130
5,026,604	Government National Mortgage Association ~*	6.7191	7/20/2034	Monthly US LIBOR	+6.85%	965,664
	TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,519,195)					21,532,484

	CORPORATE BONDS - 43.1%
	AEROSPACE & DEFENSE - 0.3%
500,000	Howmet Aerospace, Inc.	5.8700	2/23/2022			522,500

	AUTOMOTIVE - 7.3%
251,000	Daimler Finance North America LLC ^	3.0000	2/22/2021			251,383
250,000	Ford Motor Credit Co. LLC	3.0960	5/4/2023			252,969
2,831,000	Ford Motor Credit Co. LLC	3.3360	3/18/2021			2,837,811
150,000	Ford Motor Credit Co. LLC	3.3700	11/17/2023			153,330
1,750,000	Ford Motor Credit Co. LLC	3.4700	4/5/2021			1,757,656
340,000	Ford Motor Credit Co. LLC	3.8100	1/9/2024			351,900
1,065,000	Ford Motor Credit Co. LLC	5.5840	3/18/2024			1,152,650
1,450,000	Ford Motor Credit Co. LLC	5.7500	2/1/2021			1,450,000
500,000	General Motors Financial Co., Inc.	3.1500	6/30/2022			516,782
2,500,000	General Motors Financial Co., Inc.	4.2000	11/6/2021			2,570,683
						11,295,164
	BANKING - 12.1%
500,000	Barclays Bank PLC #	3.0000	2/22/2021	Quarterly US LIBOR	+1.25%	500,496
7,845,000	BNP Paribas SA ^#	7.6250	3/30/2021	5 Year Swap Rate	+6.31%	7,908,741
1,665,000	CIT Group, Inc.	4.1250	3/9/2021			1,666,665
3,704,000	CIT Group, Inc. #	5.8000	6/15/2022	Quarterly US LIBOR	+3.97%	3,767,894
2,308,000	Citigroup, Inc. #	5.9500	1/30/2023	Quarterly US LIBOR	+4.07%	2,431,209
1,420,000	JPMorgan Chase & Co. #	4.0144	2/1/2021	Quarterly US LIBOR	+3.80%	1,423,103
400,000	Manufacturers & Traders Trust Co. #	0.8654	12/1/2021	Quarterly US LIBOR	+0.64%	400,096
500,000	National Westminster Bank PLC ~	0.5000	11/29/2049	Quarterly US LIBOR	+0.25%	473,540
						18,571,744
	BEVERAGES - 0.6%
400,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			403,350
500,000	Molson Coors Beverage Co.	3.5000	5/1/2022			518,842
						922,192
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 43.1% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.9%
$ 1,500,000	Teva Pharmaceutical Finance Co BV	3.6500	11/10/2021			$ 1,517,347
1,334,000	Teva Pharmaceutical Finance Netherlands III BV	2.2000	7/21/2021			1,335,317
						2,852,664
	CABLE & SATELLITE - 0.3%
400,000	Time Warner Cable LLC	4.0000	9/1/2021			404,782

	CHEMICALS - 1.6%
2,450,000	DuPont de Nemours, Inc.	2.1690	5/1/2023			2,466,144

	CONTAINERS & PACKAGING - 0.4%
600,000	Ball Corp.	5.0000	3/15/2022			627,855

	DIVERSIFIED INDUSTRIALS - 1.2%
2,000,000	General Electric Co. #	3.5536	10/31/2022	Quarterly US LIBOR	+3.33%	1,891,580

	ELECTRIC UTILITIES - 1.6%
300,000	FirstEnergy Corp.	2.8500	7/15/2022			305,774
2,000,000	FirstEnergy Corp.	4.2500	3/15/2023			2,104,050
						2,409,824
	ENTERTAINMENT CONTENT - 0.1%
120,000	ViacomCBS, Inc. #	5.8750	2/28/2057	Quarterly US LIBOR	+3.90%	123,525

	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			858,297

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
2,167,000	Bank of New York Mellon Corp. ~	3.6586	3/20/2021	Quarterly US LIBOR	+3.42%	2,153,579
2,000,000	Goldman Sachs Group, Inc. #	4.1279	2/5/2021	Quarterly US LIBOR	+3.93%	1,995,600
						4,149,179
	INSURANCE - 0.3%
459,000	MetLife, Inc. #	3.7915	4/5/2021	Quarterly US LIBOR	+3.58%	460,147

	INTERNET MEDIA & SERVICES - 0.5%
495,000	Netflix, Inc.	5.3750	2/1/2021			495,000
279,000	Netflix, Inc.	5.5000	2/15/2022			292,427
						787,427
	OIL & GAS PRODUCERS - 1.1%
175,000	DCP Midstream Operating LP ^	4.7500	9/30/2021			177,516
300,000	DCP Midstream Operating LP ^#	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	266,788
500,000	Energy Transfer Operating LP	4.2000	9/15/2023			538,910
650,000	Sunoco Logistics Partners Operations LP	4.4000	4/1/2021			652,068
						1,635,282
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.8%
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			152,681
1,115,000	SBA Tower Trust ^	3.7220	4/11/2023			1,143,520
						1,296,201
	SOFTWARE - 0.1%
230,000	NortonLifeLock, Inc.	3.9500	6/15/2022			235,175

	SPECIALTY FINANCE - 2.3%
2,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			2,527,146
629,000	Ally Financial, Inc.	4.2500	4/15/2021			633,698
500,000	ILFC E-Capital Trust I ^#	3.2300	12/21/2065	Quarterly US LIBOR	+1.55%	388,225
						3,549,069
	TECHNOLOGY HARDWARE - 2.2%
3,374,000	Dell, Inc.	4.6250	4/1/2021			3,395,087

	TECHNOLOGY SERVICES - 0.5%
750,000	Nielsen Finance LLC / Nielsen Finance Co. ^	5.0000	4/15/2022			752,250

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 43.1% (Continued)
	TELECOMMUNICATIONS - 2.5%
$ 1,707,000	Sprint Corp.	7.2500	9/15/2021			$ 1,765,465
784,313	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC ^	3.3600	9/20/2021			792,481
690,000	Telecom Italia SpA/Milano ^	5.3030	5/30/2024			751,065
500,000	T-Mobile USA, Inc.	4.0000	4/15/2022			514,235
						3,823,246
	TOBACCO & CANNABIS - 0.3%
500,000	Imperial Brands Finance PLC ^	3.5000	2/11/2023			523,823

	TRANSPORTATION & LOGISTICS - 1.8%
1,270,483	Continental Airlines 2007-1 Class A Pass Through Trust	5.9830	4/19/2022			1,302,928
1,286,851	UAL 2007-1 Pass Through Trust	6.6360	7/2/2022			1,318,765
125,107	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			125,831
						2,747,524
	TOTAL CORPORATE BONDS (Cost $65,973,617)					66,300,681

Shares

	PREFERRED STOCKS - 0.9%
	BANKING - 0.9%
7,400	Citigroup, Inc. #	6.8750		Quarterly US LIBOR	+4.13%	209,864
40,000	Citigroup, Inc. #	7.1250		Quarterly US LIBOR	+4.04%	1,119,600
	TOTAL PREFERRED STOCKS (Cost $1,342,770)					1,329,464

Par Value

	TERM LOANS - 7.8%
$ 2,940,903	Aramark Services, Inc. ~	1.8966	3/28/2024			2,931,110
719,048	Cedar Fair LP ~	1.9111	4/13/2024			711,746
4,434,280	Jacobs Douwe Egberts International BV ~	2.1875	10/23/2025			4,445,366
3,923,573	United Airlines, Inc. ~	1.9111	4/1/2024			3,862,286
	TOTAL TERM LOANS (Cost $11,961,765)					11,950,508

	TOTAL INVESTMENTS - 96.4% (Cost $162,045,639)					$ 148,267,664
	OTHER ASSETS LESS LIABILITIES - 3.6%					5,617,282
	TOTAL NET ASSETS - 100.0%					$ 153,884,946

CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 25.67% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
~ Floating Rate Securities
# Variable Rate Securities
< STEP Securities
> Represents less than 0.1%
* Interest Only Securities
+ Fair valued determined using Level 3 measurements. As of January 31, 2021 fair valued securities had a market value of $858,297 and represented 0.56% of Total Net Assets.

FUTURES CONTRACTS

Number of Contracts						Unrealized
		Maturity	Counterparty	Notional Value **		Depreciation
	LONG FUTURES CONTRACTS
200	US 10 Year Treasury Note Future	March 2021	Interactive Brokers	$ 27,406,200		$ (162,550)
75	US Long Bond Future	March 2021	Interactive Brokers	12,653,925		(395,294)
		Net Unrealized Depreciation on Futures Contracts				$ (557,844)

** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 31,860,473	$ -	$ 31,860,473
Agency Collateralized Mortgage Obligations	-	21,532,484	-	21,532,484
Closed End Fund	204,946	-	-	204,946
Corporate Bonds	-	65,442,384	858,297	66,300,681
Exchange Traded Fund	375,518	-	-	375,518
Mutual Funds	14,713,590	-	-	14,713,590
Preferred Stocks	1,329,464	-	-	1,329,464
Term Loans	-	11,950,508	-	11,950,508
Total	$ 16,623,518	$ 130,785,849	$ 858,297	$ 148,267,664

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	557,844	-	-	557,844

* Refer to the Schedule of Investments for classifications.
** Represents the net unrealized appreciation (depreciation) of future contracts.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:

	Corporate Bonds	Total
Beginning Balance November 1, 2020	$ 839,635	$ 839,635
Total realized gain (loss)	-	-
Unrealized Appreciation	14,165	14,165
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	4,497	4,497
Net transfers in/out of level 3	-	-
Ending Balance January 31, 2021	$ 858,297	$ 858,297

Fair Value at January 31, 2021	Valuation Techniques	Unobservable Input	Impact to Valuation
$110.75	Spread to comparable security adjusted for a fixed spread as of the last trade date.	340 basis point spread to comparable security with a rate of 4.875%.	These inputs included the
discount rate or yield and the
term to maturity used.
Significant increases
(decreases) in the discount
rate or yield and expected
term to redemption would
have a direct and
proportional impact to fair
			value.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of January 31, 2021, the amount of realized loss on futures contracts subject to interest rate risk amounted to $311,755 for the Anfield Universal Fixed Income Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$ 162,237,672	$ 3,767,703	$ (17,737,711)	$ (13,970,008)